Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stockholders' Equity [Abstract]
Schedule of Stock Options Roll Forward

	Number of Options	Weighted Average Exercise Price Per Share

Outstanding as of January 1, 2013	3,865,440	$0.34
Granted	—	—
Exercised	—	—
Forfeited	—	—

Outstanding as of March 31, 2013	3,865,440	0.34

Exercisable as of March 31, 2013	3,263,420	0.22

	Number of Options	Weighted Average Exercise Price Per Share
Outstanding as of January 1, 2011	3,065,005	$0.14
Granted	135,211	0.15
Exercised	—	—
Forfeited	(43,268)	0.11

Outstanding as of December 31, 2011	3,156,948	0.14
Granted	890,000	1.00
Exercised	(32,451)	0.06
Forfeited	(149,057)	0.08

Outstanding as of December 31, 2012	3,865,440	0.34

Exercisable as of December 31, 2012	3,175,803	0.21

Schedule of Stock Option Awards, Valuation Assumptions

Risk-free interest rate	1.39%
Expected stock price volatility	63.73%
Expected dividend yield	0%
Expected life of options	6.92 years

Summary of Stock Options Outstanding

Exercise Price	Numbers of Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number of Options Exercisable	Weighted Average Exercise Price

$0.06 - $0.08	902,600	5.78	$0.08	902,600	$0.08
$0.15 - $0.19	2,072,840	5.83	0.17	2,060,820	0.17
$1.00	890,000	8.60	1.00	300,000	1.00

	3,865,440	6.46	0.34	3,263,420	0.22

Exercise Price	Numbers of Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Price Exercise	Number of Options Exercisable	Weighted Average Price Exercise
$0.06 - $ 0.08	902,600	6.26	$0.08	902,600	$0.08
$0.15 - $ 0.19	2,072,840	6.31	0.17	2,024,765	0.17
$1.00	890,000	9.08	1.00	248,438	1.00

	3,865,440	6.94	0.34	3,175,803	0.21

Summary of Stock Warrants Exercisable

Warrants to Purchase	Year of Expiration	Number of Shares	Exercise Price
Common stock warrants issued for previously issued Series A2 warrants	2015	132,797	$0.046
Common stock warrants issued for previously issued Series B warrants	2015	823,347	1.035
Common stock warrants issued for previously issued Series B warrants	2017	192,242	0.532
Warrants issued in conjunction with bridge notes (August 31, 2011)	2018	1,816,644	1.00
Warrants issued in conjunction with bridge notes (August 31, 2011)	2018	916,644	2.00

Warrants issued in conjunction with private placement (October 13 and December 30, 2011)	2018	3,828,047	1.00
Warrants issued in conjunction with private placement (October 13 and December 30, 2011)	2018	3,828,047	2.00
Warrants issued for fees in conjunction with private placement (October 13 and December 30, 2011)	2016	22,750	1.20
Warrants issued in conjunction with private placement (February 2 and March 30, 2012)	2019	190,000	1.00
Warrants issued in conjunction with private placement (February 2 and March 30, 2012)	2019	190,000	2.00
Warrants issued for fees in conjunction with private placement (February 2 and March 30, 2012)	2017	19,000	1.20
Warrants issued in conjunction with asset purchase agreement (April 9, 2012)	2019	10,000	1.00
Warrants issued in conjunction with asset purchase agreement (April 9, 2012)	2019	10,000	2.00

		11,979,518